Leases - Summary of Future Minimum Payments (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Leases [Abstract]
Year Ended December 31, 2021	$ 2,053
Year Ended December 31, 2022	2,115
Year Ended December 31, 2023	2,301
Year Ended December 31, 2024	2,318
Year Ended December 31, 2025	2,318
Thereafter	4,828
Total	15,933
Less present value discount	(3,469)
Operating lease liabilities	$ 12,464